RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2012 (Details) - Schedule of Error Corrections and Prior Period Adjustments (Parentheticals) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible notes payable discounts (in Dollars)	$ 517,169	$ 264,389	$ 166,307
Common shares subject to redemption shares	10,217,468	10,217,468	4,517,601
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	250,000,000	250,000,000
Common stock, shares issued	187,087,567	127,897,079	97,485,130
Common stock, shares outstanding	187,087,567	127,897,079	97,485,130
Series I Preferred Stock [Member] | Scenario, Previously Reported [Member]
Preferred stock, shares issued			100
Preferred stock, shares outstanding			100
Preferred stock, shares authorized			100
Preferred stock, par value (in Dollars per share)			$ 0.001
Series I Preferred Stock [Member] | Scenario, Actual [Member]
Preferred stock, shares issued			100
Preferred stock, shares outstanding			100
Preferred stock, shares authorized			100
Preferred stock, par value (in Dollars per share)			$ 0.001
Series I Preferred Stock [Member]
Preferred stock, shares issued	100	100	100
Preferred stock, shares outstanding	100	100	100
Preferred stock, shares authorized	100	100	100
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series A Preferred Stock [Member] | Scenario, Previously Reported [Member]
Preferred stock, shares issued			4,000,000
Preferred stock, shares outstanding			4,000,000
Preferred stock, shares authorized			8,000,000
Preferred stock, par value (in Dollars per share)			$ 0.001
Series A Preferred Stock [Member] | Scenario, Actual [Member]
Preferred stock, shares issued			4,000,000
Preferred stock, shares outstanding			4,000,000
Preferred stock, shares authorized			8,000,000
Preferred stock, par value (in Dollars per share)			$ 0.001
Series A Preferred Stock [Member]
Preferred stock, shares issued	4,000,000	4,000,000	4,000,000
Preferred stock, shares outstanding	4,000,000	4,000,000	4,000,000
Preferred stock, shares authorized	8,000,000	8,000,000	8,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series G Preferred Stock [Member] | Scenario, Previously Reported [Member]
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Preferred stock, shares authorized			0
Preferred stock, par value (in Dollars per share)			$ 0.001
Series G Preferred Stock [Member] | Scenario, Actual [Member]
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Preferred stock, shares authorized			0
Preferred stock, par value (in Dollars per share)			$ 0.001
Scenario, Previously Reported [Member]
Convertible notes payable discounts (in Dollars)			166,307
Common shares subject to redemption shares			4,517,601
Common stock, par value (in Dollars per share)			$ 0.001
Common stock, shares authorized			250,000,000
Common stock, shares issued			97,485,130
Common stock, shares outstanding			97,485,130
Scenario, Actual [Member]
Convertible notes payable discounts (in Dollars)			$ 166,307
Common shares subject to redemption shares			4,517,601
Common stock, par value (in Dollars per share)			$ 0.001
Common stock, shares authorized			250,000,000
Common stock, shares issued			97,485,130
Common stock, shares outstanding			97,485,130